Consolidated statement of changes in equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2023		€ 76,330	€ 5,223	€ 40,187	€ 22,845	€ (481)	€ (879)	€ 18	€ 22	€ 0	€ (930)	€ (6)	€ (1,775)	[2]	€ 65,999	€ 8,569		€ 1,763
Total comprehensive income (loss), net of tax	[2]	1,042	0	0	945	0	(217)	(60)	(155)	0	429	1	(2)		942	0		100
Gains (losses) attributable to Equity instruments designated at FVOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Common shares cancelled	[4]	0	(117)	(333)	0	450	0	0	0	0	0	0	0	[2]	0	0		0
Cash dividends paid		1,141	0	0	883	0	0	0	0	0	0	0	0	[2]	883	0		258
Coupon on additional equity components, net of tax		(574)	0	0	(574)	0	0	0	0	0	0	0	0	[2]	(574)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(1)	0	0	(1)	0	0	0	0	0	0	0	0	[2]	(1)	0		0
Net change in share awards in the reporting period		(207)	0	(207)	0	0	0	0	0	0	0	0	0	[2]	(207)	0		0
Treasury shares distributed under share-based compensation plans		424	0	0	0	424	0	0	0	0	0	0	0	[2]	424	0		0
Tax benefits related to share-based compensation plans		8	0	8	0	0	0	0	0	0	0	0	0	[2]	8	0		0
Option premiums and other effects from options on common shares		(31)	0	(31)	0	0	0	0	0	0	0	0	0	[2]	(31)	0		0
Purchases of treasury shares		(1,060)	0	0	0	(1,060)	0	0	0	0	0	0	0	[2]	(1,060)	0		0
Sale of treasury shares		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Others		1,408	0	(53)	0	0	0	0	0	0	0	0	0	[2]	(53)	1,483	[5],[6]	(22)
Equity, Balance at Jun. 30, 2024		76,199	5,106	39,571	22,331	(667)	(1,097)	(42)	(132)	0	(501)	(6)	(1,778)	[2]	64,563	10,052		1,583
Equity, Balance at Dec. 31, 2024		81,865	5,106	39,744	25,873	(713)	(1,196)	(108)	23	0	(12)	(7)	(1,300)	[2]	68,709	11,550		1,606
Total comprehensive income (loss), net of tax	[2]	1,282	0	0	3,758	0	241	(21)	119	0	(2,834)	28	(2,466)		1,292	0		(9)
Gains (losses) attributable to Equity instruments designated at FVOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	(4)	0	0	4	0	0	0	0	4	[2]	0	0		0
Common shares cancelled	[4]	0	(119)	(556)	0	675	0	0	0	0	0	0	0	[2]	0	0		0
Cash dividends paid		1,411	0	0	1,315	0	0	0	0	0	0	0	0	[2]	1,315	0		96
Coupon on additional equity components, net of tax		(728)	0	0	(728)	0	0	0	0	0	0	0	0	[2]	(728)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(79)	0	0	(79)	0	0	0	0	0	0	0	0	[2]	(79)	0		0
Net change in share awards in the reporting period		(135)	0	(135)	0	0	0	0	0	0	0	0	0	[2]	(135)	0		0
Treasury shares distributed under share-based compensation plans		428	0	0	0	428	0	0	0	0	0	0	0	[2]	428	0		0
Tax benefits related to share-based compensation plans		73	0	73	0	0	0	0	0	0	0	0	0	[2]	73	0		0
Option premiums and other effects from options on common shares		(75)	0	(75)	0	0	0	0	0	0	0	0	0	[2]	(75)	0		0
Purchases of treasury shares		(867)	0	0	0	(867)	0	0	0	0	0	0	0	[2]	(867)	0		0
Sale of treasury shares		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Others		44	0	(202)	0	0	0	0	0	0	0	0	0	[2]	(202)	290	[5],[6]	(44)
Equity, Balance at Jun. 30, 2025		€ 80,398	€ 4,988	€ 38,849	€ 27,505	€ (477)	€ (955)	€ (125)	€ 142	€ 0	€ (2,846)	€ 20	€ (3,763)	[2]	€ 67,101	€ 11,840		€ 1,457

[1]	Excluding unrealized net gains (losses) from equity method investments
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS
[4]	At January 3, 2025, Deutsche Bank cancelled 46.4 million of its common shares. The cancellation reduced the nominal value of the shares by € 119 million. The cancelled shares had been held in common shares in treasury, at their acquisition cost of € 675 million. The difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 556 million. At March 5, 2024, Deutsche Bank cancelled 45.5 million of its common shares. The cancellation reduced the nominal value of the shares by € 117 million. The cancelled shares had been held in common shares in treasury, at their acquisition cost of € 450 million. The difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 333 million
[5]	Includes net effect from issuance, repayment, purchase and sale of Additional Equity Components
[6]	Includes net effect from issuance, repayment, purchase and sale of Additional Equity Components